Other Payables	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Payable [Abstract]
Other Payables
Note 6 – Other Payables

	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Accrued expenses	626	513	459
Employee benefits	1,081	532	1,122
Provision - see note 13 (a)	200	217	217
Subsidiary government grant advances	252	311	218
Others	15	-	223
	2,174	1,573	2,239